SIS-Q1

Quarterly Report
March 31, 2026
MFS®  Income Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.4%
Aerospace & Defense – 1.4%
Boeing Co., 6.528%, 5/01/2034	$17,000	$18,519
Boeing Co., 5.705%, 5/01/2040	34,000	34,053
Boeing Co., 5.805%, 5/01/2050	159,000	153,709
Boeing Co., 6.858%, 5/01/2054	32,000	35,218
Bombardier, Inc., 7.5%, 2/01/2029 (n)	100,000	103,832
TransDigm, Inc., 4.625%, 1/15/2029	175,000	171,942
TransDigm, Inc., 6.375%, 5/31/2033 (n)	25,000	24,867
		$542,140
Asset-Backed & Securitized – 29.4%
ACREC 2025-FL3 LLC, “C”, FLR, 5.97% (SOFR - 1mo. + 2.291%), 8/18/2042 (n)	$40,373	$40,259
Acres PLC, 2026-FL4, “B”, FLR, 5.609% (SOFR - 1mo. + 1.95%), 8/18/2044 (n)	100,000	100,206
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	10,669	10,675
AGL CLO 1 Ltd., 2019-1A, “BRR”, FLR, 5.317% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	250,000	249,589
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	48,844	49,141
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	90,075	90,137
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	78,800	79,150
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	47,231	47,175
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.136% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	79,346	79,347
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 6.686% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	256,500	256,872
AREIT 2025-CRE10 Ltd., “B”, FLR, 5.52% (SOFR - 1mo. + 1.8419%), 1/17/2030 (n)	100,000	99,744
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	21,378	21,488
Bain Capital Credit CLO Ltd., 2020-3A, “CR3”, 5.412%, 10/23/2034 (n)	200,000	199,537
Bain Capital Credit CLO Ltd., 2021-4A, “CRR”, FLR, 5.217% (SOFR - 3mo. + 1.55%), 10/20/2034 (n)	200,000	199,904
Bank5, 2025-5YR17, “AS”, 5.626%, 11/15/2058	65,849	67,186
Bank5, 2026-5YR20, “A3”, 5.104%, 2/15/2059	20,593	20,891
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.387% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	20,636	50,807
BDS 2024-FL13 Ltd., “A”, FLR, 5.252% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	100,000	100,057
BDS 2025-FL16 Ltd., “B”, FLR, 5.526% (SOFR - 1mo. + 1.85%), 6/19/2043 (n)	110,335	110,535
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 6.421% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	250,000	250,089
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.513% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	100,000	99,969
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.063% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	100,000	100,000
BSPRT 2024-FL11 Issuer Ltd., “AS”, FLR, 5.767% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	100,000	100,437
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	78,011	77,804
BX Trust, 2025-BCAT, “C”, FLR, 5.572% (SOFR - 1mo. + 1.9%), 8/15/2042 (n)	95,828	95,709
BX Trust, 2025-BCAT, “D”, FLR, 6.322% (SOFR - 1mo. + 2.65%), 8/15/2042 (n)	95,828	96,008
Cathedral Lake VI Ltd., FLR, 5.518% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)	115,086	115,111
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	69,520	69,684
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	52,467	52,760
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	74,974	74,857
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	77,727	78,143
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.774%, 8/15/2056	93,513	97,964
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	187,500	190,406
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	24,113	24,303
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)	933,316	9
Dryden Senior Loan Fund CLO Ltd., 2022-113A, “BR3”, FLR, 5.122% (SOFR - 3mo. + 1.45%), 10/15/2037 (n)	250,000	249,642
Dryden Senior Loan Fund, 2022-104A, “BR”, FLR, 5.405% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	250,000	250,028
Dwight 2025-FL1 Issuer LLC, “AS”, FLR, 5.965% (SOFR - 1mo. + 2.286%), 6/18/2042 (n)	111,500	111,941
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	100,000	100,036
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	100,000	100,911
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	100,000	100,753
GLS Auto Select Receivables Trust, 2026-1A, “A2”, 4.04%, 11/15/2028 (n)	63,000	62,941
Invesco CLO 2022-2A Ltd., “BR”, 5.347%, 7/20/2035 (n)	250,000	249,766
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	54,000	53,260
KREF 2021-FL2 Ltd., “D”, FLR, 5.992% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	163,000	161,457
LoanCore 2025-CRE8 Ltd., “B”, FLR, 5.519% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	117,500	117,527

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LRECS 2025-CRE1 LLC, “B”, FLR, 5.666% (SOFR - 1mo. + 2%), 8/19/2043 (n)	$100,000	$100,085
MF1 2024-FL14 LLC, “C”, FLR, 6.961% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	100,000	100,170
MF1 2024-FL15 LLC, “B”, FLR, 6.17% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	100,000	100,079
MF1 2024-FL15 LLC, “C”, FLR, 6.619% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	100,000	100,079
MF1 2024-FL16 LLC, “B”, FLR, 5.821% (SOFR - 1mo. + 2.142%), 11/18/2039 (n)	100,000	100,430
MF1 2024-FL16 LLC, “C”, FLR, 6.221% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	120,000	120,501
MF1 2025-FL17 LLC, “B”, FLR, 5.471% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	100,000	100,057
MF1 2025-FL17 LLC, “C”, FLR, 5.771% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	100,000	100,057
MF1 Multi-Family Housing Mortgage Loan Trust, 2025-FL20, “C”, FLR, 5.829% (SOFR - 1mo. + 2.15%), 2/18/2043 (n)	121,403	121,815
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	67,064	67,402
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM5, “A-1”, 5.439%, 7/25/2070 (n)	85,993	86,096
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	93,248	93,053
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.734%, 1/26/2071 (n)	139,260	137,920
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	73,785	78,267
MSWF Commercial Mortgage Trust, 2023-2, “AS”, 6.491%, 12/15/2056	50,728	54,388
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	126,339	127,168
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	98,945	97,944
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	193,504	191,673
New Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.003%, 2/25/2066 (n)	100,000	99,456
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 5.483% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	250,000	250,035
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	62,027	61,885
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	53,100	53,366
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	76,053	76,350
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	77,879	78,121
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	80,883	80,791
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	89,016	88,571
Octagon 57 Ltd., 2021-1A, “CR”, FLR, 5.522% (SOFR - 3mo. + 1.85%), 10/15/2034 (n)	250,000	249,382
Palmer Square Loan Funding 2024-3A Ltd., “A2R”, FLR, 4.81% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	250,000	249,717
PFP III 2024-11 Ltd., “AS”, FLR, 5.858% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	271,725	272,228
PFP III 2026-13 Ltd., “B”, FLR, 5.529% (SOFR - 1mo. + 1.85%), 8/18/2043 (n)	100,000	100,222
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.011% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	91,879	92,276
PMT Loan Trust, 2026-INV1, “A36”, FLR, 4.961% (SOFR - 1mo. + 1.3%), 1/25/2057 (n)	97,969	98,181
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.812% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	192,168	191,907
Provident Funding Mortgage Trust, 2025-5, “A4”, 5.5%, 11/25/2055 (n)	167,080	167,246
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	44,731	44,812
Shackleton 2015-7RA CLO Ltd., “B”, FLR, 5.322% (SOFR - 3mo. + 1.65%), 7/15/2031 (n)	250,000	249,994
SHR Trust, 2024-LXRY, “B”, FLR, 6.122% (SOFR - 1mo. + 2.45%), 10/15/2041 (n)	159,636	159,237
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	49,586	49,666
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	99,042	99,923
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	99,042	100,645
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	117,037	115,239
TPG Real Estate Finance, 2025-FL7, “B”, FLR, 5.629% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	100,000	99,978
Trinitas CLO Ltd., 2021-15A, “CR”, FLR, 5.719% (SOFR - 3mo. + 2.05%), 4/22/2034 (n)	250,000	248,171
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	152,955
Venture CLO 43 Ltd., 2021-43A, “CRR”, FLR, 5.418% (SOFR - 3mo. + 1.75%), 4/15/2034 (n)	194,468	193,599
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)	46,207	46,304
Verus Securitization Trust, 2024-2, “A1”, 6.095%, 2/25/2069 (n)	44,602	44,835
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	70,595	70,701
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	25,492	25,614
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.233% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	250,000	250,164
		$10,992,970
Auto & Auto Components – 0.3%
Hyundai Capital America, 5.35%, 3/19/2029 (n)	$37,000	$37,677
Wabash National Corp., 4.5%, 10/15/2028 (n)	82,000	71,841
		$109,518

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 2.1%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$155,000	$164,980
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	86,000	85,054
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	103,000	104,500
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	230,000	220,753
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	141,000	134,874
LPL Holdings, Inc., 5.75%, 6/15/2035	89,000	88,648
		$798,809
Building – 0.8%
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	$175,000	$170,206
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	126,000	127,764
		$297,970
Business Services – 0.3%
Global Payments, Inc., 2.9%, 5/15/2030	$120,000	$109,685
Cable TV – 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$150,000	$140,172
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	176,000	112,040
Time Warner Cable, Inc., 4.5%, 9/15/2042	77,000	57,823
VZ Secured Financing B.V., 5%, 1/15/2032 (n)	200,000	171,439
		$481,474
Chemicals – 0.3%
Chemours Co., 5.75%, 11/15/2028 (n)	$46,000	$45,546
Chemours Co., 8%, 1/15/2033 (n)	60,000	60,327
Chemours Co., 7.875%, 3/15/2034 (n)	18,000	17,995
		$123,868
Conglomerates – 1.3%
Regal Rexnord Corp., 6.4%, 4/15/2033	$166,000	$175,460
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	304,000	304,892
		$480,352
Consumer Services – 0.3%
CBRE Group, Inc., 5.95%, 8/15/2034	$105,000	$109,306
Diversified Financial Services – 1.0%
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	$48,000	$47,458
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	194,000	187,087
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	125,000	130,893
		$365,438
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$116,000	$118,913
Emerging Market Sovereign – 1.5%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$250,000	$251,313
Federal Republic of Nigeria, 7.375%, 9/28/2033	200,000	195,846
Republic of Turkey, 6.875%, 3/17/2036	107,000	102,468
		$549,627
Energy - Independent – 1.3%
EQT Corp., 5%, 1/15/2029	$190,000	$191,130
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	102,000	111,051
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	171,000	171,396
		$473,577

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.5%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$200,000	$204,869
Entertainment & Leisure – 0.8%
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	$110,000	$109,165
Royal Caribbean Cruises Ltd., 4.75%, 5/15/2033	68,000	65,658
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	113,000	112,729
		$287,552
Food & Beverages – 1.9%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$115,000	$106,566
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	199,000	193,614
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.95%, 4/20/2035	58,000	60,208
Performance Food Group Co., 6.125%, 9/15/2032 (n)	116,000	116,214
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	100,000	96,000
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	78,000	76,378
Tyson Foods, Inc., 4.95%, 2/20/2036	47,000	45,910
		$694,890
Global Systemically Important Banks – 4.9%
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	$215,000	$199,153
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	200,000	223,594
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	182,000	183,284
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	148,000	133,666
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	182,177
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	75,474
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	25,000	25,446
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	59,000	59,865
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	200,000	176,440
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	200,000	194,416
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	429,000	393,902
		$1,847,417
Insurance – 1.7%
Corebridge Financial, Inc., 4.35%, 4/05/2042	$20,000	$16,437
Corebridge Financial, Inc., 4.4%, 4/05/2052	60,000	46,738
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	150,000	151,135
Nippon Life Insurance Co., 6.5% to 4/30/2035, FLR (CMT - 5yr. + 3.189%) to 4/30/2055 (n)	200,000	206,215
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	210,000	222,341
		$642,866
Insurance - Health – 0.5%
Humana, Inc., 5.875%, 3/01/2033	$196,000	$200,269
Insurance - Property & Casualty – 2.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	$150,000	$145,129
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	100,000	100,579
Aon Corp., 4.5%, 12/15/2028	115,000	115,529
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	284,063
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	15,000	13,966
Hub International Ltd., 7.25%, 6/15/2030 (n)	150,000	153,661
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	100,000	100,336
		$913,263
Interactive Media Services – 0.3%
Snap, Inc., 6.875%, 3/01/2033 (n)	$136,000	$128,421

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 1.1%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$202,802
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	201,951
		$404,753
Medical & Health Technology & Services – 1.4%
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	$200,000	$196,335
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	241,108
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	89,092
		$526,535
Metals & Mining – 0.9%
FMG Resources (August 2006) Pty Ltd., 4.375%, 4/01/2031 (n)	$96,000	$90,705
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	88,000	80,095
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	163,000	168,334
		$339,134
Midstream – 3.6%
Cheniere Energy Partners LP, 5.75%, 8/15/2034	$143,000	$147,293
Enbridge, Inc., 3.125%, 11/15/2029	150,000	142,965
Enbridge, Inc., 2.5%, 8/01/2033	170,000	144,428
Enbridge, Inc., 5.625%, 4/05/2034	109,000	112,432
Energy Transfer LP, 5.35%, 1/15/2036	134,000	133,069
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	130,082
Targa Resources Corp., 5.4%, 7/30/2036	114,000	113,168
Targa Resources Corp., 4.95%, 4/15/2052	82,000	68,552
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	65,000	64,897
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	67,000	63,496
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	205,000	209,316
		$1,329,698
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 4/01/2032	$4,238	$4,389
Fannie Mae, 3%, 2/25/2033 (i)	16,360	1,058
Fannie Mae, 5.5%, 9/01/2034	1,880	1,892
Freddie Mac, 1.109%, 6/25/2030 (i)	108,942	4,321
		$11,660
Municipals – 4.2%
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-4”, 7%, 6/30/2039	$189,000	$158,661
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	99,000	55,039
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	195,000	182,008
California Public Finance Authority Rev., Taxable (Children's Hospital Los Angeles), “A”, AGM, 5.4%, 11/15/2031	100,000	102,078
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	218,657
Massachusetts Development Finance Agency Rev., Taxable (Middlesex Sustainable Energy Partners), “B”, 7.375%, 10/01/2035	130,000	132,893
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	235,000	245,719
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	34,000	33,823
Port Beaumont, TX, Industrial Development Authority, Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	222,733
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Taxable, “A-2”, 4.55%, 7/01/2040	174,000	150,906
Wisconsin Public Finance Authority, Senior Lien Rev., Taxable (E-470 Public Highway Authority Service Areas Project), 7.087%, 7/01/2060	65,000	65,464
		$1,567,981
Non-Global Systemically Important Banks – 1.2%
Capital One Financial Corp., 6.7%, 11/29/2032	$161,000	$174,918
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	104,000	100,855
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	160,000	165,047
		$440,820

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Storage & Office – 1.2%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$209,000	$179,347
Boston Properties LP, REIT, 5.75%, 1/15/2035	122,000	121,330
Vornado Realty LP, 5.75%, 2/01/2033	156,000	152,978
		$453,655
Retail & E-commerce – 1.4%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$61,318
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	210,809	224,515
DICK'S Sporting Goods, 3.15%, 1/15/2032	274,000	249,046
		$534,879
Semiconductor & Electronic Components – 0.3%
Broadcom, Inc., 4.3%, 11/15/2032	$96,000	$93,480
Software – 1.2%
Oracle Corp., 5.2%, 9/26/2035	$50,000	$46,900
Oracle Corp., 5.7%, 2/04/2036	76,000	73,073
Oracle Corp., 5.95%, 9/26/2055	37,000	31,127
Salesforce, Inc., 5.2%, 3/15/2033	76,000	75,870
Salesforce, Inc., 5.55%, 3/15/2036	133,000	132,587
Salesforce, Inc., 6.4%, 3/15/2046	76,000	76,526
		$436,083
Telecommunications - Wireless – 0.5%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$200,000	$158,025
Rogers Communications, Inc., 4.55%, 3/15/2052	58,000	45,810
		$203,835
Tobacco – 1.5%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$229,790
B.A.T. Capital Corp., 6.343%, 8/02/2030	18,000	19,215
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	150,000	157,408
Philip Morris International, Inc., 5.75%, 11/17/2032	146,000	153,697
		$560,110
Transportation & Logistics – 0.6%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	$132,000	$110,332
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	46,000	32,606
Triton International Ltd., 5.15%, 2/15/2033	72,000	70,497
		$213,435
Travel, Gaming, & Lodging – 0.2%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$58,000	$58,755
U.S. Treasury Obligations – 21.8%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$800,000	$582,969
U.S. Treasury Bonds, 4.375%, 8/15/2043	817,000	771,140
U.S. Treasury Bonds, 4.75%, 11/15/2043	950,000	938,570
U.S. Treasury Bonds, 4.5%, 2/15/2044	1,635,000	1,563,533
U.S. Treasury Bonds, 5%, 5/15/2045	250,000	253,252
U.S. Treasury Bonds, 4.875%, 8/15/2045	280,000	279,081
U.S. Treasury Bonds, 2.25%, 2/15/2052	60,000	36,159
U.S. Treasury Bonds, 4.125%, 8/15/2053	60,000	52,617
U.S. Treasury Bonds, 4.75%, 11/15/2053	300,000	291,691
U.S. Treasury Bonds, 4.25%, 2/15/2054	1,250,000	1,119,727
U.S. Treasury Bonds, 4.5%, 11/15/2054	450,000	420,399
U.S. Treasury Notes, 4.125%, 7/31/2028 (f)	450,000	453,094
U.S. Treasury Notes, 4.25%, 6/30/2029	250,000	253,027
U.S. Treasury Notes, 3.875%, 4/30/2030	855,000	854,065

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.625%, 8/31/2030	$300,000	$296,320
		$8,165,644
Utilities – 1.4%
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	$200,000	$225,195
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	30,543
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	165,298
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	100,000	102,917
		$523,953
Utilities - Gas – 0.3%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$132,000	$130,864
Total Bonds		$36,468,468
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 3.71% (v)	448,811	$448,811

Other Assets, Less Liabilities – 1.4%		530,331
Net Assets – 100.0%		$37,447,610

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $448,811 and
$36,468,468, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,686,741, representing 47.2% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	16	$3,319,125	June – 2026	$(25,307)
U.S. Treasury Note 5 yr	Long	USD	15	1,622,695	June – 2026	(18,436)
U.S. Treasury Ultra Bond 30 yr	Long	USD	5	582,813	June – 2026	(16,542)
						$(60,285)
At March 31, 2026, the fund had liquid securities collateral with an aggregate value of $66,453 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$8,165,644	$—	$8,165,644
Non - U.S. Sovereign Debt	—	549,627	—	549,627
Municipal Bonds	—	1,567,981	—	1,567,981
U.S. Corporate Bonds	—	10,128,821	—	10,128,821
Residential Mortgage-Backed Securities	—	2,605,619	—	2,605,619
Commercial Mortgage-Backed Securities	—	1,886,965	—	1,886,965
Asset-Backed Securities (including CDOs)	—	6,512,046	—	6,512,046
Foreign Bonds	—	5,051,765	—	5,051,765
Investment Companies	448,811	—	—	448,811
Total	$448,811	$36,468,468	$—	$36,917,279
Other Financial Instruments
Futures Contracts – Liabilities	$(60,285)	$—	$—	$(60,285)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$346,205	$3,520,902	$3,418,163	$(113)	$(20)	$448,811

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,720	$—